Income Taxes (Details) - Schedule of Accounting for Income Taxes - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 107	$ 121
Allowance for doubtful accounts	140,650	83,698
Total deferred tax assets	140,757	83,819
Valuation allowance		(24)
Total deferred tax assets, net	$ 140,757	$ 83,795